FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2009 and 2010, the Group did not have any assets or liabilities measured at fair value on a recurring basis after initial recognition.

The Group’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2011:

	Fair Value Measurements at Reporting Date Using
	Quoted Price in Active Markets for Identified assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB
Available-for- sale investment- Youjia (Note 9)	0	0	6,342,100

The Group measured the fair value of its investment in Youjia as of December 31, 2011 using the income approach based on a weighted average of multiple discounted cash flow scenarios, which required the use of unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online game industry and company-specific risk adjustments.

For recurring fair value measurements using significant unobservable inputs (Level 3), the following table presents the changes in the Group’s available-for-sale investment that was measured at fair value on a recurring basis using significant Level 3 inputs for the year ended December 31, 2009, 2010 and 2011. The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2009, 2010, and 2011.

	Fair Value Measurements Using Significant Unobservable Inputs
	(Level 3)
	2009	2010	2011
	RMB	RMB	RMB
Balance at the beginning of the year	29,218,400	0	0
Purchases	6,837,000	0	6,342,100
Reversal of unrealized gain previously recognized in other comprehensive income	(13,643,131)	0	0
Impairment losses included in earnings	(22,412,269)	0	0

Balance at the end of the year	0	0	6,342,100

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis as of December 31, 2010:

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		RMB	RMB	RMB

Investments in equity investees	24,892,921	0	0	24,892,921	196,115,321
Computers and equipment	0	0	0	0	4,928,991
Upfront licensing fees	0	0	0	0	33,020,462

Total	0	0	0	24,892,921	234,064,774

Significant unobservable inputs (Level 3) were used in measuring the fair value of the Group’s investments in equity investees based on which the other-than-temporary impairment losses were calculated. The Group measured the fair value of its investment in BZSIT as of December 31, 2010 using the income approach based on a weighted average of multiple discounted cash flow scenarios, which required the use of unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online game industry and company-specific risk adjustments. As a result of the impairment test, the investment in BZSIT with a carrying amount of RMB11.2 million was fully impaired. Using the valuation technique described in 8<1>, the Group measured the fair value of its investment in G10 at RMB24.9 million as of December 31, 2010. The investment in G10 with a carrying amount of RMB276.0 million, after reduction of RMB66.2 million receivable, was impaired by the amount of RMB184.9 million. The above impairment charges were included in impairment loss on investments on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2010.

The less than satisfactory performance of certain games indicated that the carrying amounts of intangible assets and property and equipment may not be recoverable. As a result of the long-lived asset impairment tests, computers and equipment and acquired game licenses held and used with a carrying amount of RMB4.9 million and RMB33.0 million, respectively, were fully impaired, with the resulting impairment charges included in earnings for the year ended December 31, 2010.